FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Blvd., Suite 3050
            Arlington, VA    22209

13F File Number: 28-05834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock, Arlington, Virginia, April 12, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 028-01190

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total:  10997479

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                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102  321659   3967668   SH    SOLE            2812870        1154798
Amgen                 COM         031162100  348520   5432893   SH    SOLE            3853362        1579531
Apollo Group          COM         037604105  762918   9452589   SH    SOLE            6629401        2823188
Applied Materials     COM         038222105     752     43980   SH    SOLE               8990          34990
BP PLC                SPON ADR    055622104     321      5500   SH    SOLE                              5500
Bed, Bath & Beyond    COM         075896100  275511   6917179   SH    SOLE            4932055        1985124
Capital One Financial COM         14040H105  645625   7666851   SH    SOLE            5317688        2349163
Chicago Mercantile    COM         167760107     233      1020   SH    SOLE                520            500
Cisco Systems         COM         17275R102  432047  20362699   SH    SOLE           15584012        6778687
Dell Computer         COM         247025109  654853  15539943   SH    SOLE           10944407        4595536
EMC Corp              COM         268648102     321     21610   SH    SOLE              14718           6892
Ebay, Inc             COM         278642103 1282328  11022245   SH    SOLE            7699288        3322957
First Data Corp       COM         319963104     285      6700   SH    SOLE               3700           3000
Genentech             COM         368710406  651469  11966740   SH    SOLE            8443673        3523067
General Electric      COM         369604103    1054     28892   SH    SOLE                192          28700
Genzyme               COM         372917104  344662   5935290   SH    SOLE            4193090        1742200
Google, Inc.          COM         17275R102  437457   2269087   SH    SOLE            1604937         664150
Harley-Davidson       COM         412822108  221957   3653613   SH    SOLE            2619059        1034554
Intel Corp            COM         458140100    3291    140715   SH    SOLE              54013          86702
IBM Corp              COM	    459200101     423      4293   SH    SOLE	            793           3500
Johnson & Johnson     COM         478160104    1011     15942   SH    SOLE               3502          12440
Kohls Corp	          COM         500255104  247083   5025071   SH    SOLE            3567353        1457718
L-3 Comms             COM         502424104     267      3655   SH    SOLE               3655              0
Lowes Companies       COM         548661107  541846   9408691   SH    SOLE            6612055        2796636
MBNA Corp             COM         55262L950     704     24975   SH    SOLE              10675          14300
Medtronic             COM         585055106  397677   8006382   SH    SOLE            5634234        2372148
Microsoft             COM         594918104  300437  11243911   SH    SOLE            7813955        3429956
Moody's Corp          COM         615369105  315681   3634786   SH    SOLE            2568445        1066341
Nike, Inc.            COM         654106103     213      2355   SH    SOLE               2355              0
Patterson Cos.        COM         703395103  196437   4527248   SH    SOLE            3185448        1341800
Price Group           COM         74144T108     510      8200   SH    SOLE               1800           6400
Procter & Gamble      COM         742718109     227      4129   SH    SOLE                 51           4078
Qualcomm              COM         747525103  537344  12673209   SH    SOLE            8897545        3775664
Red Hat, Inc.         COM         756577102  153505  11498490   SH    SOLE            8147635        3350855
Rockwell Automation   COM         773903109     297      6000   SH    SOLE               6000              0
Rockwell Collins      COM         774341101     236      6000   SH    SOLE               6000              0
SAP AG                SPON ADR    803054204     221      5000   SH    SOLE               5000              0
Starbucks             COM         855244109  852838  13676043   SH    SOLE            9616893        4059150
Stryker               COM         863667101  244204   5061221   SH    SOLE            3634707        1426514
Symantec              COM         871503108     282     10966   SH    SOLE               7430           3536
Target                COM         87612E106     584     11253   SH    SOLE              10373            880
Teva Pharmaceutical   SPON ADR    881624209  364742  12215066   SH    SOLE            8620161        3594905
Wal-Mart              COM         931142103  195243   3696381   SH    SOLE            2629742        1066639
Walgreen              COM         931422109  259516   6763511   SH    SOLE            4756750        2006761
Yahoo!, Inc.          COM	    984332106     470     12489   SH    SOLE               8789           3700
Zimmer Holdings       COM         98956P102     218      2718   SH    SOLE               1650           1068
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